SHARE-BASED COMPENSATION (Outstanding Treasury RSUs) (Details) - Treasury RSUs	12 Months Ended
	Jan. 02, 2022 USD ($) shares	Jan. 03, 2021 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number, outstanding, beginning of fiscal year (in shares) | shares	43,000	114,000
Granted (in shares) | shares	5,000
Granted for dividends declared (in shares) | shares	1,000	1,000
Settled through the issuance of common shares (in shares) | shares	(5,000)	(72,000)
Forfeited (in shares) | shares	(21,000)
Number, outstanding, end of fiscal year (in shares) | shares	23,000	43,000
Weighted average fair value per unit, outstanding, beginning of fiscal year (in dollars per share) | $	$ 30.47	$ 31.42
Granted (in dollars per share) | $	36.45
Granted for dividends declared (in dollars per share) | $	37.93	12.58
Settled through the issuance of common shares (in dollars per share) | $	29.68	31.65
Forfeited (in dollars per shares) | $	29.95
Weighted average fair value per unit, outstanding, end of fiscal year (in dollars per share) | $	$ 32.55	$ 30.47